Related Party Disclosures (Tables)	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Disclosure of Transactions Between Related Parties
In addition to the transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following significant related party transactions during the reporting period:

Relationship	Nature of transactions	2020	2021	2022
		HK$	HK$	HK$
Immediate holding company/ultimate holding company (note (ii))	Insurance brokerage services rendered	454	477	84
Immediate holding company/ultimate holding company (note (ii))	SpiderNet ecosystem solutions services rendered	—	7,467	12,800
Immediate holding company/ultimate holding company (note (ii))	Corporate expenses allocated	7,897	6,227	7,090
Fellow subsidiaries	Insurance brokerage services rendered	110	87	573
A fellow subsidiary	Disposal of an investment (note (i))	317,102	—	—
A related company	SpiderNet ecosystem solutions service rendered	—	5,000	—

Notes:
(i)	On June 30, 2019, the Group disposed of an investment to a fellow subsidiary for cash consideration of HK$317,102 to streamline the businesses of the respective entities.
(ii)
The amounts represent transactions with AMTD Group which was the immediate holding company of the Company before December 30, 2020 and is the ultimate holding company of the Company on and after December 30, 2020.